Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	45
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.16285%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$600,488.65

Principal:
Principal Collections	$10,687,603.72
Prepayments in Full	$3,285,810.54
Liquidation Proceeds	$89,159.69
Recoveries	$70,665.20
Sub Total	$14,133,239.15
Collections	$14,733,727.80

Purchase Amounts:
Purchase Amounts Related to Principal	$114,562.48
Purchase Amounts Related to Interest	$542.32
Sub Total	$115,104.80

Clean-up Call	$170,901,392.10

Reserve Account Draw Amount	$4,736,842.79

Available Funds - Total	$190,487,067.49

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	45
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$190,487,067.49
Servicing Fee	$154,350.33	$154,350.33	$0.00	$0.00	$190,332,717.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$190,332,717.16
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$190,332,717.16
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$190,332,717.16
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$190,332,717.16
Interest - Class A-4 Notes	$241,778.13	$241,778.13	$0.00	$0.00	$190,090,939.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$190,090,939.03
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$189,892,379.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$189,892,379.78
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$189,755,050.28
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$189,755,050.28
Regular Principal Payment	$142,149,968.08	$142,149,968.08	$0.00	$0.00	$47,605,082.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,605,082.20
Residual Released to Depositor	$0.00	$47,605,082.20	$0.00	$0.00	$0.00
Total		$190,487,067.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$142,149,968.08
Total					$142,149,968.08

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$63,209,968.08	$402.15	$241,778.13	$1.54	$63,451,746.21	$403.69
Class B Notes	$47,370,000.00	$1,000.00	$198,559.25	$4.19	$47,568,559.25	$1,004.19
Class C Notes	$31,570,000.00	$1,000.00	$137,329.50	$4.35	$31,707,329.50	$1,004.35
Total	$142,149,968.08	$90.03	$577,666.88	$0.37	$142,727,634.96	$90.40

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	45

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$63,209,968.08	0.4021502	$0.00	0.0000000
Class B Notes	$47,370,000.00	1.0000000	$0.00	0.0000000
Class C Notes	$31,570,000.00	1.0000000	$0.00	0.0000000
Total	$142,149,968.08	0.0900287	$0.00	0.0000000

Pool Information
Weighted Average APR	4.074%	4.115%
Weighted Average Remaining Term	21.54	20.91
Number of Receivables Outstanding	15,789	15,098
Pool Balance	$185,220,399.59	$170,901,392.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$173,728,920.01	$160,587,393.25
Pool Factor	0.1061251	0.0979208

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$10,313,998.85
Targeted Overcollateralization Amount	$41,892,950.78
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$170,901,392.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$4,736,842.79
Ending Reserve Account Balance	$0.00
Change in Reserve Account Balance	$(4,736,842.79)
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	45
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		60	$141,871.06
(Recoveries)		99	$70,665.20
Net Loss for Current Collection Period			$71,205.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4613%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8467%
Second Prior Collection Period			1.0867%
Prior Collection Period			0.1624%
Current Collection Period			0.4799%
Four Month Average (Current and Prior Three Collection Periods)			0.6439%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,156	$15,980,038.49
(Cumulative Recoveries)			$3,315,403.51
Cumulative Net Loss for All Collection Periods			$12,664,634.98
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7256%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,063.38
Average Net Loss for Receivables that have experienced a Realized Loss			$4,012.88

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.19%	205	$3,748,038.33
61-90 Days Delinquent	0.52%	38	$886,645.90
91-120 Days Delinquent	0.15%	9	$249,715.91
Over 120 Days Delinquent	0.36%	29	$621,486.78
Total Delinquent Receivables	3.22%	281	$5,505,886.92

Repossession Inventory:
Repossessed in the Current Collection Period		13	$263,136.81
Total Repossessed Inventory		18	$412,991.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4285%
Prior Collection Period			0.4497%
Current Collection Period			0.5034%
Three Month Average			0.4605%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			1.0286%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	May 2026
Payment Date	6/15/2026
Transaction Month	45

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	40	$814,954.27
2 Months Extended	71	$1,481,972.22
3+ Months Extended	21	$373,814.26

Total Receivables Extended	132	$2,670,740.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer